Condensed Consolidated Statements of Operations - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative expenses	$ 1,573	$ 3,117,588	$ 407,575	$ 1,600
Start up costs	7,949
Loss from operations	(9,522)	7,800,000		(1,600)
Merger and acquisition expenses		1,319,046	903,293
Plant costs		478,625	2,873,195
Accretion of asset retirement obligation		871,000	207,400
Depreciation and amortization		17,977
Total operating expenses		(5,804,236)	(4,391,463)
Other Income (expense)
Interest expense, net		(121,656)	(25,334)
Change in fair value of liabilities		(1,955,000)
Related party interest income, net		44,953	11,732
Total Other Income (expense)		(2,031,703)	(13,602)
Net loss	$ (9,522)	$ (7,835,939)	$ (4,405,065)	$ (1,600)
Weighted average common shares outstanding - basic (in Shares)	1	12,851,771	8,990,123	1
Weighted average common shares outstanding - diluted (in Shares)	1	12,851,771	8,990,123	1
Income per common share - basic (in Dollars per share)	$ (9,522)	$ (0.61)	$ (0.49)	$ (1,600)
Income per common share - diluted (in Dollars per share)	$ (9,522)	$ (0.61)	$ (0.49)	$ (1,600)
WEIGHTED AVERAGE SHARES OUTSTANDING (in Shares)	1	12,851,771	8,990,123	1
DILUTED NET LOSS PER SHARE (in Dollars per share)	$ (9,522)	$ (0.61)	$ (0.49)	$ (1,600)
Perception Capital Corp IV
Operating expenses
General and administrative expenses				$ 2,137,873	$ 4,565,129
Loss from operations				(2,137,873)	(4,565,129)
Other Income (expense)
Forgiveness of debt					720,077
Gain attributable to derecognition of deferred underwriting fee allocated to warrants					409,845
Change in fair value of warrant liability				424,482	461,680
Change in fair value of derivative liability				122,297	9,159
Interest expense – debt discount				(115,024)	(16,432)
Interest earned in Trust Account				2,409,077	8,128,147
Total Other Income (expense)				2,840,832	9,712,476
NET INCOME ALLOCABLE TO COMMON SHAREHOLDERS				702,959	5,147,347
Net loss				$ 702,959	$ 5,147,347
Redeemable Ordinary Shares | Perception Capital Corp IV
Other Income (expense)
Weighted average common shares outstanding - basic (in Shares)				4,243,331	16,459,493
Weighted average common shares outstanding - diluted (in Shares)				4,243,331	16,459,493
Income per common share - basic (in Dollars per share)				$ 0.46	$ 0.39
Income per common share - diluted (in Dollars per share)				$ 0.46	$ 0.39
WEIGHTED AVERAGE SHARES OUTSTANDING (in Shares)				4,243,331	16,459,493
DILUTED NET LOSS PER SHARE (in Dollars per share)				$ 0.46	$ 0.39
Non Redeemable Ordinary Shares | Perception Capital Corp IV
Other Income (expense)
Weighted average common shares outstanding - basic (in Shares)				5,991,552	5,750,000
Weighted average common shares outstanding - diluted (in Shares)				6,148,938	5,750,000
Income per common share - basic (in Dollars per share)				$ (0.21)	$ (0.23)
Income per common share - diluted (in Dollars per share)				$ (0.2)	$ (0.23)
WEIGHTED AVERAGE SHARES OUTSTANDING (in Shares)				6,148,938	5,750,000
DILUTED NET LOSS PER SHARE (in Dollars per share)				$ (0.2)	$ (0.23)